LOAN PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest expense	$ 433,830		$ 1,582,184	$ 121,572
Loans Payable [Member]
Interest expense	$ 800	$ 1,012	$ 2,011	$ 930